Intangible assets, net (Schedule of Weighted Average Amortization Periods of Intangible Assets) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Domain names
Weighted average amortization periods of intangible assets
Weighted average amortization period	15 years	14 years
User bases
Weighted average amortization periods of intangible assets
Weighted average amortization period	3 years	3 years
Technology
Weighted average amortization periods of intangible assets
Weighted average amortization period	6 years	5 years
Software
Weighted average amortization periods of intangible assets
Weighted average amortization period	3 years	3 years
Operating rights [Member]
Weighted average amortization periods of intangible assets
Weighted average amortization period	2 years	2 years
Licenses
Weighted average amortization periods of intangible assets
Weighted average amortization period	15 years	15 years
Trademark
Weighted average amortization periods of intangible assets
Weighted average amortization period	10 years	10 years
Non-compete agreement
Weighted average amortization periods of intangible assets
Weighted average amortization period	1 year	1 year
Others
Weighted average amortization periods of intangible assets
Weighted average amortization period	10 years	10 years